Share-Based Payments and Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized under the incentive plan	2,500,000
Shares available for grant under the incentive plan	500,000	600,000
Aggregate grant date fair value per nonexecutive director	$ 75
Amortization of share-based compensation	1,173	$ 2,116	$ 1,743
Unrecognized share-based compensation expense	$ 100	$ 700
Common stock acquired, Shares	9,229	32,885
Common stock acquired	$ 99	$ 288
Common stock, shares issued	17,099,882	12,213,219
Shares granted		205,000	184,600
Treasury Stock, Shares	0	12,117
Percentage of company match of employee contributions	100.00%
Percentage of employee cash compensation match	4.00%
Matching contribution	$ 200	$ 200	$ 100
Stock Appreciation Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares outstanding	0	0
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares outstanding	0	0
Amortization of share-based compensation	$ 700	$ 1,200	$ 1,100
Unrecognized share-based compensation expense	$ 400	$ 300
Unrecognized share-based compensation expense weighted average contractual term	1 year 10 months 24 days
Shares granted	73,394	139,005	321,033
Restricted Stock | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	27,500	25,000
Restricted Stock | 2014 Director Compensation Program Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares issued	21,346
Restricted Stock | 2013 Director Compensation Program Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares issued		9,897
Restricted Stock | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	10,618	10,871
Restricted Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common stock awards, vesting period	5 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortization of share-based compensation	$ 600	$ 900	$ 700
Unrecognized share-based compensation expense weighted average contractual term	4 months 24 days
Options outstanding weighted average remaining contractual life (in years)	6 years 7 months 6 days	7 years 4 months 24 days
Options exercisable weighted average remaining contractual life (in years)	6 years 7 months 6 days